DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
DERIVATIVE LIABILITIES
Schedule of weighted average upon conversion

2021*

Weighted-Average Risk Free Annual Rate	0.25%
Weighted-Average Average Probability at Maturity	0.00%
Weighted-Average Average Probability Before Maturity	100.00%
Weighted-Average Average Probability at Change of Control	0.00%
Weighted-Average Expected Annual Dividend Yield	0.0%
Weighted-Average Expected Stock Price Volatility	0.0%
Weighted-Average Expected Life in Years	—
* Represents inputs immediately prior to the conversion on June 29, 2021

Schedule of Derivative Liabilities based on change in fair value

2021
Balance at Beginning of Year	$7,365,000

Derivative Liability Incurred Upon Issuance of Convertible Debt	182,000
Change in Fair Value	(825,000)
Reclassified to Equity Upon Conversion of Debt	(6,722,000)
Balance at End of Year	$—